VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 99.8%
Australia: 1.5%
Buckeye Partners LP
3.95%, 12/01/26	$16,455	$16,455,000
4.12%, 12/01/27	10,998	10,790,138
4.15%, 07/01/23	13,738	13,705,441
4.35%, 10/15/24	8,250	8,397,716
5.60%, 10/15/44	8,226	7,491,726
5.85%, 11/15/43	10,976	10,078,383
		66,918,404
Brazil: 0.3%
Avon Products, Inc. 6.50%, 03/15/23	12,739	13,086,902
Canada: 1.3%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	14,391	16,837,470
Methanex Corp.
4.25%, 12/01/24 †	8,242	8,534,509
5.25%, 12/15/29	19,243	19,493,159
5.65%, 12/01/44	8,268	7,937,280
TransAlta Corp. 6.50%, 03/15/40	8,384	9,091,819
		61,894,237
Finland: 0.4%
Nokia Oyj 6.62%, 05/15/39	13,967	17,620,837
France: 2.1%
Electricite de France SA 144A
5.25% (USD Swap Semi 30/360 10 Year+3.71%), 01/29/23 (o)	52,011	52,921,193
5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	40,980	42,168,420
		95,089,613
Germany: 2.6%
Deutsche Bank AG
4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	37,316	37,924,856
4.50%, 04/01/25	41,092	42,824,529
Dresdner Funding Trust I 144A 8.15%, 06/30/31 †	27,570	38,384,967
		119,134,352
Ireland: 1.5%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	19,205	19,569,219
3.90%, 06/15/30	20,585	19,831,660
4.38%, 03/15/26	19,205	19,593,066
4.90%, 12/15/44	8,349	8,026,297
		67,020,242
Italy: 3.7%
Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	54,797	57,095,915
Telecom Italia Capital SA
6.00%, 09/30/34	27,412	27,048,654
6.38%, 11/15/33	27,378	28,151,428
7.20%, 07/18/36	27,405	29,213,319
	Par (000’s)	Value
Italy (continued)
7.72%, 06/04/38	$27,384	$29,739,709
		171,249,025
United Kingdom: 2.8%
Marks & Spencer Plc 144A 7.12%, 12/01/37 †	8,244	9,410,361
Rolls-Royce Plc 144A 3.62%, 10/14/25 †	27,435	26,979,716
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	20,700	27,996,750
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 01/04/29	54,634	62,874,407
		127,261,234
United States: 83.6%
ADT Security Corp. 4.12%, 06/15/23	19,081	19,362,444
Apache Corp.
4.25%, 01/15/30 †	15,910	16,124,626
4.38%, 10/15/28 †	19,262	19,956,973
4.75%, 04/15/43 †	11,765	11,924,357
5.10%, 09/01/40	36,627	38,476,114
5.25%, 02/01/42	10,976	11,836,518
5.35%, 07/01/49 †	10,649	11,177,190
6.00%, 01/15/37	12,191	14,128,881
Bath & Body Works, Inc. 6.95%, 03/01/33 †	9,613	10,484,274
Bed Bath & Beyond, Inc.
3.75%, 08/01/24 †	7,984	7,992,503
5.17%, 08/01/44 †	18,750	14,123,813
Brightsphere Investment Group, Inc. 4.80%, 07/27/26 †	7,864	8,053,046
Brinker International, Inc. 144A 5.00%, 10/01/24	9,735	10,126,736
Carpenter Technology Corp. 4.45%, 03/01/23	8,449	8,530,408
CDK Global, Inc. 5.00%, 10/15/24	13,838	14,861,043
Cleveland-Cliffs, Inc. 6.25%, 10/01/40	7,190	7,518,403
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	9,772	11,355,895
DCP Midstream Operating LP
3.88%, 03/15/23 †	13,736	13,888,126
5.60%, 04/01/44	11,045	12,828,326
8.12%, 08/16/30	8,284	10,866,620
DCP Midstream Operating LP 144A
6.45%, 11/03/36	8,286	10,521,811
6.75%, 09/15/37	12,391	16,002,295
Delta Air Lines, Inc.
2.90%, 10/28/24	24,656	24,366,931
3.75%, 10/28/29 †	12,991	12,630,718
3.80%, 04/19/23	13,716	13,852,933
4.38%, 04/19/28 †	11,276	11,508,417
Diversified Healthcare Trust

1

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
4.75%, 05/01/24	$7,088	$7,095,513
4.75%, 02/15/28 †	13,948	13,131,205
DPL, Inc. 4.35%, 04/15/29	11,293	11,613,157
Embarq Corp. 8.00%, 06/01/36	39,450	40,668,413
EnLink Midstream Partners LP
4.15%, 06/01/25	19,802	19,774,525
4.40%, 04/01/24	14,337	14,454,563
5.05%, 04/01/45	12,326	10,580,022
5.45%, 06/01/47	13,715	12,224,934
5.60%, 04/01/44	9,592	8,700,999
EQM Midstream Partners LP
4.00%, 08/01/24	13,726	13,706,097
4.12%, 12/01/26	13,726	13,609,604
4.75%, 07/15/23	16,460	16,682,539
5.50%, 07/15/28	23,318	23,630,461
6.50%, 07/15/48	15,110	16,270,372
EQT Corp.
3.90%, 10/01/27	34,315	34,623,835
6.62%, 02/01/25	27,393	29,558,691
7.50%, 02/01/30	20,534	24,496,754
FirstEnergy Corp.
1.60%, 01/15/26	8,236	7,811,854
2.05%, 03/01/25	8,226	8,023,279
2.25%, 09/01/30	12,346	11,344,457
2.65%, 03/01/30	16,466	15,545,914
3.40%, 03/01/50	23,286	20,939,913
4.15%, 07/15/27	41,105	41,934,972
5.10%, 07/15/47	27,412	29,877,554
7.38%, 11/15/31	41,119	52,755,805
Fluor Corp.
3.50%, 12/15/24 †	10,549	10,832,610
4.25%, 09/15/28 †	16,562	16,522,003
Ford Holdings LLC 9.30%, 03/01/30	5,885	7,917,561
Ford Motor Co.
4.35%, 12/08/26 †	29,783	30,958,833
4.75%, 01/15/43	39,764	40,699,249
5.29%, 12/08/46	25,855	28,413,869
6.62%, 10/01/28	8,903	10,327,480
7.40%, 11/01/46	7,921	10,487,958
7.45%, 07/16/31	21,252	26,985,365
Ford Motor Credit Co. LLC
3.10%, 05/04/23	19,861	20,065,568
3.66%, 09/08/24	14,907	15,078,431
3.81%, 01/09/24	14,891	15,074,681
3.81%, 11/02/27	14,913	14,917,474
4.06%, 11/01/24	29,771	30,377,733
4.13%, 08/04/25	27,848	28,526,934
4.14%, 02/15/23	16,796	17,006,202
4.27%, 01/09/27	17,909	18,513,876
4.38%, 08/06/23	19,885	20,325,353
4.39%, 01/08/26	23,859	24,612,229
4.54%, 08/01/26	14,904	15,517,672
4.69%, 06/09/25	11,919	12,410,808
5.11%, 05/03/29	29,522	31,640,351
5.58%, 03/18/24	29,791	31,164,812
	Par (000’s)	Value
United States (continued)
Frontier Florida LLC 6.86%, 02/01/28	$8,455	$8,813,450
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26 †	14,765	14,391,307
Genworth Holdings, Inc.
4.80%, 02/15/24 †	7,316	7,451,346
6.50%, 06/15/34	8,232	8,237,762
Global Marine, Inc. 7.00%, 06/01/28	7,144	4,750,760
HB Fuller Co. 4.00%, 02/15/27	8,465	8,693,936
HCA, Inc. 7.69%, 06/15/25	8,484	9,704,890
Hexcel Corp.
4.20%, 02/15/27	11,180	11,651,474
4.95%, 08/15/25	8,444	9,013,780
Hillenbrand, Inc. 5.00%, 09/15/26	10,564	11,482,012
Howmet Aerospace, Inc.
5.90%, 02/01/27	17,121	18,482,214
5.95%, 02/01/37	17,122	19,245,299
6.75%, 01/15/28 †	8,245	9,360,219
Kraft Heinz Foods Co.
3.00%, 06/01/26	51,044	51,613,526
3.75%, 04/01/30	20,155	20,864,545
4.38%, 06/01/46	81,218	86,002,428
4.62%, 01/30/29 †	10,057	10,839,106
4.62%, 10/01/39	10,796	11,823,908
4.88%, 10/01/49	40,844	46,499,151
5.00%, 07/15/35	18,684	21,344,368
5.00%, 06/04/42	41,657	47,526,294
5.20%, 07/15/45	49,280	57,210,387
6.50%, 02/09/40	19,266	25,827,694
6.75%, 03/15/32	8,306	10,751,910
6.88%, 01/26/39	22,069	29,972,310
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39 †	23,364	33,063,789
Lumen Technologies, Inc.
6.88%, 01/15/28 †	11,668	12,511,830
7.60%, 09/15/39	14,222	14,242,124
Macy’s Retail Holdings LLC
2.88%, 02/15/23 †	13,310	13,362,308
3.62%, 06/01/24 †	9,592	9,749,261
4.30%, 02/15/43	6,846	5,712,063
4.50%, 12/15/34	10,030	9,208,042
5.12%, 01/15/42	6,856	6,126,247
Mattel, Inc.
3.15%, 03/15/23	6,880	6,924,961
5.45%, 11/01/41	8,268	9,273,058
6.20%, 10/01/40	6,869	8,470,336
Michael Kors USA, Inc. 144A 4.50%, 11/01/24	12,480	12,825,322
Murphy Oil Corp.
6.38%, 12/01/42	9,564	9,158,008
7.05%, 05/01/29	6,863	7,356,312
Navient Corp. 5.62%, 08/01/33	16,405	14,715,941

2

	Par (000’s)	Value
United States (continued)
Newell Brands, Inc.
4.35%, 04/01/23	$29,860	$30,435,402
4.70%, 04/01/26	54,430	57,077,747
5.88%, 04/01/36	11,557	13,605,305
6.00%, 04/01/46	18,292	21,611,266
Nordstrom, Inc.
2.30%, 04/08/24	6,870	6,759,496
4.00%, 03/15/27 †	9,605	9,298,216
4.25%, 08/01/31 †	11,635	10,777,966
4.38%, 04/01/30 †	13,740	12,892,860
5.00%, 01/15/44 †	26,501	23,665,658
6.95%, 03/15/28 †	8,255	8,995,556
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	51,988	28,173,857
2.70%, 02/15/23	9,690	9,701,628
2.90%, 08/15/24	21,656	21,710,140
3.00%, 02/15/27	14,451	14,012,701
3.20%, 08/15/26	18,195	17,917,344
3.40%, 04/15/26	17,761	17,567,405
3.50%, 06/15/25	7,441	7,385,193
3.50%, 08/15/29	33,685	33,254,674
4.10%, 02/15/47	15,130	13,857,567
4.20%, 03/15/48	21,927	20,429,057
4.30%, 08/15/39	15,787	14,898,981
4.40%, 04/15/46	22,273	21,337,534
4.40%, 08/15/49	16,072	15,292,508
4.50%, 07/15/44	13,850	13,382,632
4.62%, 06/15/45	14,463	14,033,521
5.55%, 03/15/26	24,670	26,369,640
6.20%, 03/15/40	16,807	19,477,968
6.45%, 09/15/36	39,546	48,102,766
6.60%, 03/15/46	25,068	31,555,661
6.95%, 07/01/24	13,308	14,519,095
7.50%, 05/01/31 †	19,810	24,506,456
7.88%, 09/15/31	11,076	14,000,562
7.95%, 06/15/39	7,333	9,344,112
Oceaneering International, Inc.
4.65%, 11/15/24	11,994	12,086,174
6.00%, 02/01/28	8,231	8,259,315
Pactiv LLC 7.95%, 12/15/25	7,763	8,363,895
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	13,969	13,537,472
5.15%, 11/15/29	9,578	9,712,574
ProAssurance Corp. 5.30%, 11/15/23	6,933	7,237,256
Qwest Corp. 7.25%, 09/15/25	6,851	7,802,022
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29 †	27,390	26,431,762
4.62%, 04/06/31	9,805	9,365,818
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	10,979	10,923,776
4.80%, 05/15/30	9,613	9,603,002
4.95%, 07/15/29	15,127	15,564,170
6.88%, 04/15/40	13,731	14,574,358
	Par (000’s)	Value
United States (continued)
7.50%, 07/15/38	$6,881	$7,459,795
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	13,736	12,428,333
7.50%, 10/15/27	8,225	9,106,268
Royal Caribbean Cruises Ltd. 144A
10.88%, 06/01/23	27,433	29,413,800
11.50%, 06/01/25	38,171	42,300,205
Safeway, Inc. 7.25%, 02/01/31 †	7,378	8,502,112
Seagate HDD Cayman
4.09%, 06/01/29	13,743	13,488,342
4.12%, 01/15/31	13,724	13,486,026
4.75%, 01/01/25	13,163	13,733,353
4.88%, 03/01/24	13,736	14,230,496
4.88%, 06/01/27	13,859	14,509,957
5.75%, 12/01/34	13,479	14,638,531
Sealed Air Corp. 144A 6.88%, 07/15/33	12,673	15,164,448
Service Properties Trust
3.95%, 01/15/28	11,000	9,704,805
4.35%, 10/01/24	22,589	21,617,447
4.38%, 02/15/30	11,005	9,480,202
4.50%, 03/15/25 †	9,633	9,156,744
4.65%, 03/15/24 †	23,283	22,672,636
4.75%, 10/01/26	12,349	11,503,711
4.95%, 02/15/27 †	10,999	10,253,598
4.95%, 10/01/29 †	11,682	10,529,921
5.25%, 02/15/26	9,646	9,269,083
Southeast Supply Header LLC 144A 4.25%, 06/15/24	11,029	11,137,581
Southwestern Energy Co. 5.95%, 01/23/25	10,705	11,334,240
Spirit AeroSystems, Inc.
3.85%, 06/15/26	8,233	8,291,290
3.95%, 06/15/23	8,235	8,264,317
4.60%, 06/15/28 †	19,200	18,581,088
Sprint Capital Corp.
6.88%, 11/15/28	67,864	80,828,060
8.75%, 03/15/32	54,747	76,562,311
Tenet Healthcare Corp. 6.88%, 11/15/31	10,070	10,894,028
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	16,778	19,506,061
Transocean, Inc.
6.80%, 03/15/38	16,739	9,708,620
7.50%, 04/15/31	10,866	6,644,505
Travel + Leisure Co.
3.90%, 03/01/23	10,986	11,052,795
5.65%, 04/01/24	8,226	8,666,091
6.00%, 04/01/27	10,986	11,466,638
6.60%, 10/01/25	9,603	10,480,090
Trinity Industries, Inc. 4.55%, 10/01/24	11,258	11,609,193
Under Armour, Inc. 3.25%, 06/15/26	16,556	16,317,428
United States Cellular Corp.

3

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
6.70%, 12/15/33	$15,035	$16,699,299
United States Steel Corp. 6.65%, 06/01/37 †	9,913	10,341,291
Western Midstream Operating LP
3.60%, 02/01/25	20,115	20,336,768
3.95%, 06/01/25	10,950	11,220,794
4.50%, 03/01/28	11,006	11,597,903
4.55%, 02/01/30	32,908	34,348,054
4.65%, 07/01/26	13,022	13,645,168
4.75%, 08/15/28	10,993	11,695,233
5.30%, 03/01/48	19,251	21,300,461
5.45%, 04/01/44	16,523	18,282,039
5.50%, 08/15/48	9,621	10,648,427
5.75%, 02/01/50	27,444	30,159,035
Xerox Corp.
3.80%, 05/15/24 †	8,249	8,413,444
4.38%, 03/15/23	27,433	27,842,163
4.80%, 03/01/35	6,888	6,439,901
6.75%, 12/15/39	9,622	10,024,248
XPO CNW, Inc.
	Par (000’s)	Value
United States (continued)
6.70%, 05/01/34	$8,392	$9,504,192
Yum! Brands, Inc.
3.88%, 11/01/23	8,913	9,167,956
5.35%, 11/01/43	7,556	7,998,819
6.88%, 11/15/37	8,956	10,500,373
		3,827,757,348
Total Corporate Bonds (Cost: $4,639,041,217)		4,567,032,194

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $134,158,511)
Money Market Fund: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio	134,158,511	134,158,511
Total Investments: 102.7% (Cost: $4,773,199,728)		4,701,190,705
Liabilities in excess of other assets: (2.7)%		(124,805,146)
NET ASSETS: 100.0%		$4,576,385,559

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $155,748,963.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $544,373,248, or 11.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.3%	$105,933,224
Communications	0.2	8,813,450
Consumer Cyclicals	15.4	700,961,434
Consumer Non-Cyclicals	10.4	474,928,430
Energy	28.2	1,288,839,182
Financials	12.1	552,956,514
Healthcare	1.9	87,619,160
Industrials	6.6	301,347,258
Real Estate	2.9	134,414,866
Technology	13.3	607,190,340
Utilities	6.7	304,028,336
	100.0%	$4,567,032,194
4